Segment Reporting - Schedule of Presents Major Accounts of Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements of Operations by Segment [Line Items]
Revenues	$ 11,374,996	$ 15,864,773	$ 19,433,945
Cost of revenues	(6,253,455)	(6,952,560)	(10,921,753)
Selling and marketing expenses	(1,490,594)	(4,010,382)	(6,710,757)
General and administrative expenses	(9,814,087)	(4,990,647)	(6,697,309)
Research and development expenses	(8,085)	(252,451)	(514,411)
Loss from disposal of property and equipment			(1,719,442)
Impairment of goodwill			(5,617,865)
Impairment of intangible assets			(536,206)
Total operating expenses	(11,312,766)	(9,253,480)	(21,795,990)
Segment operating (loss) income	(6,191,225)	(341,267)	(13,283,798)
Interest income (expenses), net	343,128	243,008	237,054
Other income (expenses), net	79,412	160,015	1,069,745
Income tax benefits (expenses)	(46,182)	(335,169)	669,760
Segment net (loss) income	(5,814,867)	(273,413)	(11,307,239)
MDMOOC Services [Member]
Statements of Operations by Segment [Line Items]
Revenues	10,678,554	13,712,964	10,406,734
Cost of revenues	(5,665,996)	(5,510,088)	(5,162,438)
Selling and marketing expenses	(1,539,487)	(3,799,558)	(5,327,266)
General and administrative expenses	(9,698,452)	(4,815,975)	(6,470,944)
Research and development expenses	(8,085)	(252,451)	(514,411)
Loss from disposal of property and equipment			(1,719,442)
Impairment of goodwill			(5,617,865)
Impairment of intangible assets			(536,206)
Total operating expenses	(11,246,024)	(8,867,984)	(20,186,134)
Segment operating (loss) income	(6,233,466)	(665,108)	(14,941,838)
Interest income (expenses), net	343,149	242,848	216,528
Other income (expenses), net	45,333	148,089	1,069,603
Income tax benefits (expenses)	42,957	(348,406)	700,048
Segment net (loss) income	(5,802,027)	(622,577)	(12,955,659)
Sales of patented drugs [Member]
Statements of Operations by Segment [Line Items]
Revenues	696,442	2,151,809	9,027,211
Cost of revenues	(587,459)	(1,442,472)	(5,759,315)
Selling and marketing expenses	48,893	(210,824)	(1,383,491)
General and administrative expenses	(115,635)	(174,672)	(226,365)
Research and development expenses
Loss from disposal of property and equipment
Impairment of goodwill
Impairment of intangible assets
Total operating expenses	(66,742)	(385,496)	(1,609,856)
Segment operating (loss) income	42,241	323,841	1,658,040
Interest income (expenses), net	(21)	160	20,526
Other income (expenses), net	34,079	11,926	142
Income tax benefits (expenses)	(89,139)	13,237	(30,288)
Segment net (loss) income	$ (12,840)	$ 349,164	$ 1,648,420